Pension, Savings, And Other Employee Benefits (Schedule of Expected Benefit Payment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Exercise of stock options	$ 6,132	$ 22,479	$ 7,219
Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2018	36,117
2019	38,554
2020	40,784
2021	42,536
2022	43,381
2023-2027	234,305
Other Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2018	2,543
2019	1,590
2020	1,647
2021	1,710
2022	1,775
2023-2027	$ 9,963